Risk Management	9 Months Ended
Sep. 30, 2024
Risk Management [Abstract]
Risk Management

21. RISK MANAGEMENT
Cenovus is exposed to financial risks, including market risk related to commodity prices, foreign exchange rates, interest rates and commodity power prices, as well as credit risk and liquidity risk.
As at September 30, 2024, the fair value of risk management positions was a net liability of $11 million. As at September 30, 2024, there were foreign exchange contracts with a notional value of US$125 million (December 31, 2023 – $nil) and no interest rate contracts or cross currency interest rate swap contracts outstanding (December 31, 2023 – $nil).
Net Fair Value of Risk Management Positions

As at September 30, 2024	Notional Volumes (1) (2)	Terms (3)	Weighted Average Price (2)	Fair Value Asset (Liability)
WTI Exchange Contracts Related to Blending (4)
WTI Fixed – Sell	2.1 MMbbls	October 2024 - November 2025	US$71.84/bbl	11
WTI Fixed – Buy	1.0 MMbbls	October 2024 - November 2025	US$67.84/bbl	(8)
Power Contracts				4
Renewable Power Contracts				(13)
Other Financial Positions (5)				(5)
Total Fair Value				(11)
(1)    Million barrels (“MMbbls”).
(2)    Notional volumes and weighted average price are based on multiple contracts of varying amounts and terms over the respective time period; therefore, the notional volumes and weighted average price may fluctuate from month to month.
(3)    Includes individual contracts with varying terms, the longest of which is 14 months.
(4)    WTI exchange contracts related to blending are used to help manage price exposure to condensate used for blending.
(5)    Includes risk management positions related to Western Canadian Select (“WCS”), heavy oil differentials and condensate differentials, Belvieu fixed price contracts, reformulated blendstock for oxygenate blending gasoline contracts, heating oil and natural gas fixed price contracts and the Company’s U.S. refining and marketing activities.
A) Commodity Price and Foreign Exchange Rate Risk
Sensitivities
The following table summarizes the sensitivity of the fair value of Cenovus’s risk management positions to independent fluctuations in commodity prices and foreign exchange rates, with all other variables held constant. Management believes the fluctuations identified in the table below are a reasonable measure of volatility.
The impact of fluctuating commodity prices and foreign exchange rates on the Company’s open risk management positions could have resulted in an unrealized gain (loss) impacting earnings before income tax as follows:

As at September 30, 2024	Sensitivity Range	Increase	Decrease
Crude Oil and Condensate Commodity Price	± US$10.00/bbl Applied to WTI, Condensate and Related Hedges	1	(1)
Crude Oil and Condensate Differential Price (1)	± US$2.50/bbl Applied to Differential Hedges Tied to Production	10	(10)
WCS (Hardisty) Differential Price	± US$5.00/bbl Applied to WCS Differential Hedges Tied to Production	(17)	17
Refined Products Commodity Price	± US$10.00/bbl Applied to Heating Oil and Gasoline Hedges	—	—
Natural Gas Commodity Price	± US$1.00/Mcf (2) Applied to Natural Gas Hedges Tied to Production	—	—
Natural Gas Basis Price	± US$0.50/Mcf Applied to Natural Gas Basis Hedges	1	(1)
Power Commodity Price	± C$20.00/MWh (3) Applied to Power Hedges	89	(89)
U.S. to Canadian Dollar Exchange Rate	± $0.05 in the U.S. to Canadian Dollar Exchange Rate	11	(12)
(1)Excluding WCS at Hardisty.
(2)One thousand cubic feet (“Mcf”).
(3)One thousand kilowatts of electricity per hour (“MWh”).
B) Credit Risk
Credit risk arises from the potential that the Company may incur a financial loss if a counterparty to a financial instrument fails to meet its financial or performance obligations in accordance with agreed terms. Cenovus assesses the credit risk of new counterparties and continues risk-based monitoring of all counterparties on an ongoing basis. A substantial portion of Cenovus’s accounts receivable are with customers in the oil and gas industry and are subject to normal industry credit risks.
As at September 30, 2024, approximately 76 percent (December 31, 2023 – 83 percent) of the Company’s accounts receivable and accrued revenues were with investment grade counterparties, and 97 percent of the Company’s accounts receivable were outstanding for less than 60 days. The associated average expected credit loss on these accounts was 0.5 percent as at September 30, 2024 (December 31, 2023 – 0.4 percent).
C) Liquidity Risk
Liquidity risk is the risk that the Company will not be able to meet all of its financial obligations as they become due. Liquidity risk also includes the risk of not being able to liquidate assets in a timely manner at a reasonable price.
As disclosed in Note 12, over the long term, Cenovus targets a Net Debt to Adjusted EBITDA ratio and a Net Debt to Adjusted Funds Flow ratio of approximately 1.0 times at a WTI price of US$45.00 per barrel to manage the Company’s overall debt position.
Undiscounted cash outflows relating to financial liabilities are:

As at September 30, 2024	Less than 1 Year	Years 2 and 3	Years 4 and 5	Thereafter	Total
Accounts Payable and Accrued Liabilities (1)	5,630	—	—	—	5,630
Short-Term Borrowings	101	—	—	—	101
Lease Liabilities (2)	432	744	598	2,472	4,246
Long-Term Debt (2)	498	1,856	1,950	6,898	11,202
(1)Includes current risk management liabilities.
(2)Principal and interest, including current portion, if applicable.